TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 296.0	SFr 399.0
Weighted-average life, in years	5 years 7 months 6 days	6 years 4 months 24 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.9)	SFr (6.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.6)	(13.4)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(4.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.5)	SFr (8.1)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.60%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.40%	0.50%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	38.20%	15.20%
Expected credit losses rate (rate per annum), in % (as a percent)	14.70%	8.50%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 36.0	SFr 46.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,851.0	SFr 2,282.0
Weighted-average life, in years	4 years	5 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (43.7)	SFr (38.1)
Impact on fair value from 20% adverse change in prepayment speed	(92.1)	(72.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(22.4)	(38.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(43.5)	(74.7)
Impact on fair value from 10% adverse change in expected credit losses	(20.2)	(24.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (39.2)	SFr (47.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	4.00%	3.00%
Cash flow discount rate per annum, in % (as a percent)	0.30%	1.50%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	1.10%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	50.10%	35.70%
Cash flow discount rate per annum, in % (as a percent)	39.70%	36.20%
Expected credit losses rate (rate per annum), in % (as a percent)	39.60%	34.50%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 631.0	SFr 711.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 350.0	SFr 751.0
Weighted-average life, in years	4 years 9 months 18 days	1 year 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.2)	SFr (2.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.2)	(4.2)
Impact on fair value from 10% adverse change in expected credit losses	(4.5)	(2.0)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.9)	SFr (4.0)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.70%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	27.70%	13.10%
Expected credit losses rate (rate per annum), in % (as a percent)	26.80%	12.80%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 23.0	SFr 15.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 296.0	SFr 399.0
Weighted-average life, in years	5 years 7 months 6 days	6 years 4 months 24 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.9)	SFr (6.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.6)	(13.4)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(4.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.5)	SFr (8.1)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.60%	2.20%
Expected credit losses rate (rate per annum), in % (as a percent)	0.40%	0.50%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	38.20%	15.20%
Expected credit losses rate (rate per annum), in % (as a percent)	14.70%	8.50%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 36.0	SFr 46.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,851.0	SFr 2,282.0
Weighted-average life, in years	4 years	5 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (43.7)	SFr (38.1)
Impact on fair value from 20% adverse change in prepayment speed	(92.1)	(72.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(22.4)	(38.3)
Impact on fair value from 20% adverse change in cash flow discount rate	(43.5)	(74.7)
Impact on fair value from 10% adverse change in expected credit losses	(20.2)	(24.1)
Impact on fair value from 20% adverse change in expected credit losses	SFr (39.2)	SFr (47.3)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	4.00%	3.00%
Cash flow discount rate per annum, in % (as a percent)	0.30%	1.50%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	1.10%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	50.10%	35.70%
Cash flow discount rate per annum, in % (as a percent)	39.70%	36.20%
Expected credit losses rate (rate per annum), in % (as a percent)	39.60%	34.50%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 631.0	SFr 711.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 350.0	SFr 751.0
Weighted-average life, in years	4 years 9 months 18 days	1 year 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.2)	SFr (2.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.2)	(4.2)
Impact on fair value from 10% adverse change in expected credit losses	(4.5)	(2.0)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.9)	SFr (4.0)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.70%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	27.70%	13.10%
Expected credit losses rate (rate per annum), in % (as a percent)	26.80%	12.80%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 23.0	SFr 15.0